RIGHT OF USE ASSETS - Supplemental Cash Flow Information related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RIGHT OF USE ASSETS
Operating cash flows	¥ 12,647	¥ 17,567
Right of use assets	54,579	54,579
Less: Accumulated amortization	(10,210)	(4,984)
Right of use assets	¥ 44,369	¥ 49,595